Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2020 Fund	Sep. 28, 2024
Fidelity Advisor Managed Retirement 2020 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.09%
Past 5 years	4.10%
Past 10 years	4.01%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.26%
Past 5 years	3.02%
Past 10 years	2.48%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.53%
Past 5 years	2.88%
Past 10 years	2.76%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	10.72%
Past 5 years	5.61%
Past 10 years	4.89%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNK
Average Annual Return:
Past 1 year	10.97%
Past 5 years	5.88%
Past 10 years	5.31%